Right-of-use assets (Details) - EUR (€)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of quantitative information about right-of-use assets [line items]
Beginning Balance	€ 173,100
Charge for the year	107,658
Ending Balance	€ 1,367,235	€ 173,100
Average lease term	8 years 9 months 7 days	6 years 29 days
Gross carrying amount
Disclosure of quantitative information about right-of-use assets [line items]
Beginning Balance	€ 173,100
Acquisitions through business combination	142,012
Additions	1,159,781	€ 173,100
Ending Balance	1,474,893	€ 173,100
Depreciation
Disclosure of quantitative information about right-of-use assets [line items]
Charge for the year	(107,658)
Ending Balance	€ (107,658)